UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09147

Investment Company Act File Number

Eaton Vance Massachusetts Municipal

Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 29, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Massachusetts Municipal Income Trust

February 29, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 157.2%

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Bond Bank — 6.1%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$910	$1,229,228
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	990	1,335,025

		$2,564,253

Education — 27.7%
Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	$600	$610,746
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,080	1,209,665
Massachusetts Development Finance Agency, (New England Conservatory of Music), 5.25%, 7/1/38	625	649,169
Massachusetts Health and Educational Facilities Authority, (Berklee College of Music), 5.00%, 10/1/32	1,500	1,612,875
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/35	1,640	2,154,173
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	1,500	1,740,855
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.00%, 7/1/38	415	479,030
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	1,350	1,463,089
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	1,420	1,667,066

		$11,586,668

Escrowed/Prerefunded — 1.0%
Massachusetts Development Finance Agency, (Western New England College), Prefunded to 12/1/12, 6.125%, 12/1/32	$400	$421,688

		$421,688

General Obligations — 17.3%
Boston, 4.00%, 4/1/24	$300	$343,728
Cambridge, 4.00%, 2/15/21	595	711,192
Danvers, 5.25%, 7/1/36	885	1,026,936
Lexington, 4.00%, 2/1/20	320	379,622
Lexington, 4.00%, 2/1/21	415	493,174
Lexington, 4.00%, 2/1/22	430	511,988
Lexington, 4.00%, 2/1/23	355	425,812
Newton, 5.00%, 4/1/36	750	839,288
Plymouth, 5.00%, 5/1/31	345	401,911
Plymouth, 5.00%, 5/1/32	315	365,315
Wayland, 5.00%, 2/1/33	510	595,180
Wayland, 5.00%, 2/1/36	770	882,289
Winchester, 5.00%, 4/15/36	245	281,436

		$7,257,871

Hospital — 26.8%
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	$600	$716,046
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	1,120	1,216,578
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	1,210	1,321,332
Massachusetts Health and Educational Facilities Authority, (Berkshire Health System), 6.25%, 10/1/31	400	404,440

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), 5.25%, 12/1/39	$500	$544,245
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	1,135	1,202,578
Massachusetts Health and Educational Facilities Authority, (Healthcare System-Covenant Health), 6.00%, 7/1/31	885	895,107
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	755	769,579
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	970	975,160
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/32(1)	2,000	2,138,320
Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	675	675,810
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	350	373,772

		$11,232,967

Housing — 6.5%
Massachusetts Housing Finance Agency, (AMT), 4.75%, 12/1/48	$2,100	$2,073,225
Massachusetts Housing Finance Agency, (AMT), 5.00%, 12/1/28	650	662,552

		$2,735,777

Industrial Development Revenue — 1.4%
Massachusetts Industrial Finance Agency, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	$575	$576,231

		$576,231

Insured-Education — 10.2%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$1,000	$1,278,840
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	1,365	1,777,339
Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	1,165	1,189,931

		$4,246,110

Insured-Electric Utilities — 1.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$570	$665,891

		$665,891

Insured-General Obligations — 3.2%
Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,000	$1,352,680

		$1,352,680

Insured-Hospital — 0.9%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$335	$366,671

		$366,671

Insured-Other Revenue — 1.8%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$590	$731,281

		$731,281

Insured-Special Tax Revenue — 11.5%
Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$1,450	$1,506,391
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	1,000	1,223,330
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	1,340	1,445,672
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	3,745	310,198
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,090	333,313

		$4,818,904

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Insured-Student Loan — 5.2%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$390	$432,034
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	1,750	1,757,735

		$2,189,769

Insured-Transportation — 0.8%
Massachusetts Port Authority, (Bosfuel Project), (FGIC), (NPFG), (AMT), 5.00%, 7/1/32	$315	$323,511

		$323,511

Nursing Home — 1.2%
Massachusetts Health and Educational Facilities Authority, (Christopher House), 6.875%, 1/1/29	$520	$520,250

		$520,250

Other Revenue — 2.8%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/22	$500	$583,090
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	505	575,594

		$1,158,684

Senior Living/Life Care — 5.7%
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.15%, 7/1/31	$250	$242,537
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.625%, 7/1/29	1,500	1,500,345
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	125	135,089
Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.125%, 11/1/27	140	122,955
Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.20%, 11/1/41	475	382,014

		$2,382,940

Special Tax Revenue — 7.7%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	$140	$157,153
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/31	1,665	704,361
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/34	5,195	1,880,538
Virgin Islands Public Finance Authority, 5.00%, 10/1/39	75	76,539
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	335	385,381

		$3,203,972

Transportation — 7.0%
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	$1,500	$1,626,780
Massachusetts Port Authority, 5.00%, 7/1/28	500	575,465
Massachusetts Port Authority, 5.00%, 7/1/34	670	738,796

		$2,941,041

Water and Sewer — 10.8%
Boston Water and Sewer Commission, 5.00%, 11/1/26	$2,005	$2,378,591
Boston Water and Sewer Commission, 5.00%, 11/1/29	495	577,695
Boston Water and Sewer Commission, 5.00%, 11/1/31	115	132,826
Massachusetts Water Resources Authority, 5.00%, 8/1/28	1,195	1,428,324

		$4,517,436

Total Tax-Exempt Investments — 157.2% (identified cost $60,432,215)		$65,794,595

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (47.9)%		$(20,050,252)

Other Assets, Less Liabilities — (9.3)%		$(3,882,162)

Net Assets Applicable to Common Shares — 100.0%		$41,862,181

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2012, 22.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 13.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

A summary of open financial instruments at February 29, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/12	34 U.S. 30-Year Treasury Bond	Short	$(4,787,831)	$(4,816,313)	$(28,482)

At February 29, 2012, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 29, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $28,482.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 29, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$55,437,176

Gross unrealized appreciation	$5,716,089
Gross unrealized depreciation	(243,670)

Net unrealized appreciation	$5,472,419

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2012, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$65,794,595	$—	$65,794,595
Total Investments	$—	$65,794,595	$—	$65,794,595

Liability Description
Futures Contracts	$(28,482)	$—	$—	$(28,482)
Total	$(28,482)	$—	$—	$(28,482)

The Trust held no investments or other financial instruments as of November 30, 2011 whose fair value was determined using Level 3 inputs. At February 29, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Massachusetts Municipal Income Trust

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	April 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	April 24, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	April 24, 2012